NOTE 6. - DERIVATIVE LIABILITY (Tables)	9 Months Ended
Apr. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	April 19,	April 30,
	2013	2013

Market value of common stock on measurement date (1)	$0.14	$0.14
Adjusted conversion price (2)	$0.066	$0.063
Risk free interest rate (3)	0.13%	0.11%
Life of the note in years	0.77 years	0.77 years
Expected volatility (4)	423%	387%
Expected dividend yield (5)	-	-

Schedule of Derivative Instruments [Table Text Block]
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$ -	$ -	$ 6,890	$ 6,890